Vessel Operating and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2022	2023
Brokerage commissions	794,643	197,796
Brokerage commissions- related party	530,089	715,183
Port & other expenses	4,128,158	97,532
Bunkers consumption	13,216,960	237,544
Gain on bunkers	(8)	(5,939)
Total Voyage expenses	$18,669,842	$1,242,116

Vessel Operating Expenses
	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2022	2023
Crew & crew related costs	6,287,381	6,233,528
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,411,998	1,928,803
Lubricants	495,990	537,325
Insurance	765,730	641,335
Tonnage taxes	167,503	198,031
Other	679,162	1,651,273
Total Vessel operating expenses	$10,807,764	$11,190,295